Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2014 and March 31, 2015 are summarized in the table below.

	As of March 31, 2014						As of March 31, 2015
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0	Rs.	0	Rs.	404.0	Rs.	0	Rs.	0	Rs.	489.2
Funds managed by insurance company (2)		0		1,082.3		0		0		1,688.6		0
Funds managed by trust
— Government securities		0		113.6		0		0		130.2		0
— Debenture and bonds		0		441.3		0		0		440.9		0
— Others		164.7		0		0		99.0		0		0

Total	Rs.	164.7	Rs.	1,637.2	Rs.	404.0	Rs.	99.0	Rs.	2,259.7	Rs.	489.2

							US$	1.6	US$	36.3	US$	7.8

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2014 and 2015.

	Funds managed by Insurance companies as of March 31,
	2014		2015		2015
	(In millions)
Particular
Opening balance	Rs.	378.6	Rs.	404.0	US$	6.5
Realized interest credited to fund		31.5		0		0
Contribution during the period		131.5		140.8		2.2
Amount paid towards claim		(137.6)		(55.6)		(0.9)

Closing balance	Rs.	404.0	Rs.	489.2	US$	7.8

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2014 and March 31, 2015:

	As of March 31,
	2014		2015		2015
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	2,062.8	Rs.	2,374.3	US$	38.1
Service cost		388.8		504.7		8.1
Interest cost		178.7		182.4		2.9
Actuarial(gains)/ losses		(101.8)		204.4		3.3
Benefits paid		(154.2)		(159.9)		(2.6)

Projected benefit obligation, end of the period		2,374.3		3,105.9		49.8

Change in plan assets:
Fair value of plan assets, beginning of the period		1,302.3		1,726.0		27.7
Expected return on plan assets		121.1		166.2		2.7
Actuarial gains/(losses)		18.6		213.5		3.4

Actual return on plan assets		139.7		379.7		6.1
Employer contributions		438.2		483.0		7.8
Benefits paid		(154.2)		(159.9)		(2.6)

Fair value of plan assets, end of the period		1,726.0		2,428.8		39.0

Funded Status	Rs.	(648.3)	Rs.	(677.1)	US$	(10.8)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2013, March 31, 2014 and March 31, 2015 was comprised of the following components:

	Fiscal years ended March 31,
	2013		2014		2015		2015
	(In millions)
Service cost	Rs.	387.2	Rs.	388.8	Rs.	504.7	US$	8.1
Interest cost		130.6		178.7		182.4		2.9
Expected return on plan assets		(88.8)		(121.1)		(166.2)		(2.7)
Actuarial (gains)/ losses		(20.4)		(120.4)		(9.1)		(0.1)

Net gratuity cost	Rs.	408.6	Rs.	326.0	Rs.	511.8	US$	8.2

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2013	2014	2015
	(% per annum)
Discount rate*	8.1	9.0	8.0
Rate of increase in compensation levels of covered employees	8.5	8.5	8.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2016	Rs.	175.0
2017		185.2
2018		202.0
2019		291.8
2020		337.3
2021-2025		1,170.2

Schedule of Allocation of Plan Assets

As at March 31, 2015, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2015
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	52.2%	27.0%	40.2%
Debenture and bonds	29.9%	13.6%	45.1%
Equity securities	5.5%	53.7%	0
Other	12.4%	5.7%	14.7%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2015 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2014 and March 31, 2015:

	As of March 31,
	2014		2015		2015
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	581.9	Rs.	588.9	US$	9.5
Service cost		7.7		10.2		0.2
Interest cost		48.4		43.7		0.7
Actuarial (gains)/losses		39.7		11.0		0.2
Benefits paid		(88.8)		(79.4)		(1.3)

Projected benefit obligation, end of the period		588.9		574.4		9.3

Change in plan assets:
Fair value of plan assets, beginning of the period		488.8		479.9		7.7
Expected return on plan assets		38.7		36.0		0.6
Actuarial gains/(losses)		34.5		(23.8)		(0.4)

Actual return on plan assets		73.2		12.2		0.2
Employer contributions		6.7		6.4		0.1
Benefits paid		(88.8)		(79.4)		(1.3)

Fair value of plan assets, end of the period		479.9		419.1		6.7

Funded Status	Rs.	(109.0)	Rs.	(155.3)	US$	(2.6)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2013, March 31, 2014 and March 31, 2015 was comprised of the following components:

	As of March 31,
	2013		2014		2015		2015
	(in millions)
Service cost	Rs.	13.2	Rs.	7.7	Rs.	10.2	US$	0.2
Interest cost		41.8		48.4		43.7		0.7
Expected return on plan assets		(40.0)		(38.7)		(36.0)		(0.6)
Actuarial (gains)/losses		85.1		5.2		34.8		0.6

Net pension cost	Rs.	100.1	Rs.	22.6	Rs.	52.7	US$	0.9

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2013	2014	2015
	(% per annum)
Discount rate*	8.1	9.0	8.0
Rate of increase in compensation levels of covered employees	8.5	8.5	8.0
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2016	Rs.	79.1
2017		38.0
2018		76.7
2019		88.5
2020		76.2
2021-2025		225.7

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2015 is as follows:

Asset category	Funds managed by trust
Government securities	7.0%
Debenture and bonds	78.2%
Other	14.8%

Total	100.0%